Project evaluation expenses (Tables)	12 Months Ended
Dec. 31, 2025
Project evaluation expenses
Schedule of project evaluation expenses
	December 31, 2025	December 31, 2024
	$	$
Business development costs	145	46
Royalty enforcement costs	725	117

	870	163